Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share-based Compensation [Abstract]
Schedule of Options Granted
The following table illustrates the RSUs granted during the six-month period ended June 30, 2016.

Title	Grant date	No. of RSUs	Exercise price	Fair market value at grant date	Vesting term
Consultant	March 9, 2016	10,000	—	$2.13	0.33 years

The following table illustrates the stock options granted during the year ended December 31, 2015. There were no RSUs granted during the year ended December 31, 2015.

Title	Grant date	No. of options	Exercise price	Fair market value at grant date	Vesting terms	Assumptions used in Black-Scholes Option pricing model
Directors and employees	January 2015	115,000	$5.10 – $5.90	$3.30 – $3.80	Over 1 year for directors; over 3 years for employees	Volatility: 74.9% – 77.1% Risk free interest rate: 1.27% – 1.51% Expected term, in years: 5.31 – 5.81 Dividend yield: 0.00%

Stock Options and Restricted Stock Units Activity
The activity related to stock options and RSUs during the six-month period ended June 30, 2016 consisted of the following:

	RSUs		Options
	No. of RSUs	Weighted average grant date fair value	No. of options	Weighted average exercise price	Exercise price range	Weighted average grant date fair value
Outstanding at January 1, 2016	53,280	$36.31	871,484	$30.65	$5.10 – 55.00	$20.49
Granted	10,000	$2.13	730,000	$1.66	$1.55 – 1.92	$0.89
Vested/Exercised	(55,472)	$30.03	—	—	—	—
Forfeited	—	—	(100,050)	$27.88	$5.90 – 41.00	$17.04
Expired	—	—	(9,000)	$55.00	$55.00	$26.20
Outstanding at June 30, 2016	7,808	$37.20	1,492,434	$16.51	$1.55 – 55.00	$10.64
Exercisable at June 30, 2016	—	—	880,767	$26.03	$1.55 – 55.00

The following tables summarize information about stock options and RSU activity during the year ended December 31, 2015:

	RSUs		Options
	No. of RSUs	Weighted average grant date fair value	No. of options	Weighted average exercise price	Exercise price range	Weighted average grant date fair value
Outstanding at December 31, 2014	119,636	$36.40	805,235	$33.60	$9.60 – $55.00	$22.40
Granted	—	—	115,000	$5.45	$5.10 – $5.90	$3.52
Vested/Exercised	(30,991)	$36.51	—	—	—	—
Forfeited	(35,365)	$36.31	(48,751)	$19.41	$5.10 – $37.60	$11.13
Expired	—	—	—	—	—	—
Outstanding at December 31, 2015	53,280	$36.31	871,484	$30.65	$5.10 – $55.00	$20.49
Exercisable at December 31, 2015	—	—	815,361	$31.49	$5.10 – $55.00

Nonvested Restricted Stock Units Activity

	Non-vested stock options:		Non-vested RSU:
	No. of options	Weighted average grant date fair value	No. of RSUs	Weighted average grant date fair value
Balance at January 1, 2015	187,965	$22.10	119,636	$36.40
Granted	115,000	$3.52	—	$—
Vested	(214,631)	$17.18	(30,991)	$36.51
Forfeited	(32,211)	$8.48	(35,365)	$36.31
Balance at December 31, 2015	56,123	$10.66	53,280	$36.31

Employee and Non-Employee Stock Options
The following table summarizes information about employee and non-employee stock options outstanding as of December 31, 2015:

Exercise price range	No. options outstanding	No. options exercisable	Weighted average remaining contractual life (years)
$0.01 – 10.00	98,618	70,285	4.18
$10.00 – 20.00	84,566	79,567	4.88
$20.00 – 30.00	46,000	41,000	7.50
$30.00 – 40.00	518,550	514,926	7.20
$40.00 – 50.00	102,500	88,333	8.15
$50.00 – 60.00	21,250	21,250	1.09
	871,484	815,361